Financial Assets - Additional Information (Detail) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Jan. 23, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Fair value of derivative				€ 11,800
Purchases of investments		€ 41,800	€ 41,830
Unrealized exchanges losses		€ (800)	€ 15,767	€ 365
Forward contract [member]
Disclosure of financial assets [line items]
Extinguishment of financial asset	€ 10,700
Change in fair value asset and discount on share	€ 1,100